Shareholders' Equity - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Aug. 31, 2021 USD ($) $ / shares	May 31, 2021 USD ($)	Aug. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount | $					$ 100,000,000	$ 75,000,000
Purchase of treasury shares (in shares) | shares					2,426,725	6,736,493
Common stock repurchased, average price per share					$ 29.76	$ 10.17
Purchase of treasury shares | $					$ 72,220,000	$ 68,493,000	$ 8,597,000
Common stock repurchased program, amount remained available for repurchases | $					$ 51,134,000
Depositary shares issued | shares			6,000,000	6,000,000
Depositary shares, interest in corresponding series of preferred stock			0.001	0.001
Preferred stock, liquidation preference per share				$ 25,000
Depositary per share equivalent to liquidation preference per share			$ 25.00	$ 25.00
Proceeds from issuance of depositary shares | $			$ 144,872,000	$ 144,708,000
Redemption description					Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share				$ 25.00
Preferred stock shares, liquidation preference per share				$ 25,000
Cumulative unpaid preferred dividends | $					$ 854,000
Common stock, dividends, per share, declared					$ 0.25
Aggregate Payment | $					$ 12,285,000
Payment Date	Sep. 15, 2021	Jun. 15, 2021	Dec. 15, 2021		Dec. 15, 2021
Series A Preferred Shares
Equity Class Of Treasury Stock [Line Items]
Depositary shares issued | shares					6,000,000
Dividend rate				7.00%	7.00%
Preferred stock, par value Per Share				$ 0.01	$ 0.01
Preferred stock, liquidation preference per share				$ 25,000	25,000
Depositary per share equivalent to liquidation preference per share					25.00
Preferred shares redeemable date				Jun. 15, 2026
Preferred stock shares, liquidation preference per share				$ 25,000	$ 25,000
Aggregate Payment | $	$ 2,625,000	$ 1,808,000	$ 2,625,000
Series B Preferred Shares
Equity Class Of Treasury Stock [Line Items]
Depositary shares issued | shares					6,000,000
Dividend rate			6.25%		6.25%
Preferred stock, par value Per Share	$ 0.01		$ 0.01
Preferred stock, liquidation preference per share	25,000		$ 25,000
Depositary per share equivalent to liquidation preference per share					$ 25.00
Preferred shares redeemable date			Dec. 15, 2026
Preferred stock shares, liquidation preference per share	$ 25,000		$ 25,000
Aggregate Payment | $	$ 2,917,000		$ 2,917,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount | $							$ 25,000,000